Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 23, 2010

Via EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:           Mr. John Grzeskiewicz

Re:
Post-Effective Amendment No. 176  to the Registration Statement on Form N-1A of DWS RREEF Global Real Estate Securities Fund, DWS RREEF Real Estate Securities Fund, Tax Free Money Fund Investment, and NY Tax Free Money Fund  (the “Funds”), each a series of DWS Advisor Funds (the “Registrant”); (Reg. Nos. 033-07404 and 811-04760)

Ladies and Gentlemen:

We are filing today, through the EDGAR system, Post-Effective Amendment No. 176 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment is being filed pursuant to Rule 485(a)(3) under the Securities Act of 1933 (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940.  Pursuant to Rule 461 under the Securities Act, the Registrant, together with DWS Investments Distributors, Inc., the principal underwriter of the Registrant, will request, under separate letter, an accelerated effective date of April 30, 2010.  The Prospectuses and Statements of Additional Information (“SAI”) included in the Amendment are dated May 1, 2010, the anticipated date of first use.

On March 3, 2010, pursuant to Rule 485(a)(3) under the Securities Act, the Registrant filed with the Commission Post-Effective Amendment No. 175 for the principal purposes of including disclosure relating to (i) compliance with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus; (ii) a reorganized SAI with disclosure in two components – a Part I containing fund-specific disclosure for the Funds and a Part II containing standardized disclosure for all DWS funds; and (iii) for  DWS RREEF Global Real Estate Securities Fund only, the change in the Fund’s diversification classification from “non-diversified” to “diversified.”

The Amendment is being filed under Rule 485(a)(3) to bring the Funds’ financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act and to make certain other non-material changes.  Other than the sections relating to the foregoing, all of the disclosure in the Prospectuses and Statements of Additional Information contained in the Amendment represents disclosure that has been previously reviewed by the Staff of the Securities and Exchange Commission.

Please call me at your earliest convenience if you have any further questions or comments.  My telephone number is 617-295-3011.

Sincerely yours,

/s/ James M. Wall

James M. Wall, Esq.
Director & Senior Counsel
Deutsche Asset Management

cc:           John Marten, Esq., Vedder